Interest-Bearing Borrowings (Details 2) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 870,778,215	¥ 4,213,900,028
30 to 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	115,136,807	569,088,175
Up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	684,791,408	344,050,001
Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements
Greater than 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 70,850,000	¥ 3,300,761,852